CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (108,240)	$ (56,366)	$ 17,889
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	38	(8,932)	(2,186)
Unrealized income (loss) on foreign currency cash flow hedge	764	(699)	329
Unrealized income (loss) on available for sale marketable securities	100	(84)	(59)
Income tax expense related to components of other comprehensive loss	212	(11)	(26)
Total other comprehensive income (loss), net of tax	1,114	(9,726)	(1,942)
Comprehensive income (loss)	(107,126)	(66,092)	15,947
Less - comprehensive loss attributable to non-controlling interest	646	164	1,232
Comprehensive income (loss) attributable to controlling interest	$ (106,480)	$ (65,928)	$ 17,179